Deferred Revenue (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 03, 2026	Nov. 14, 2025	Mar. 31, 2024
Disclosure of Deferred Revenue [Line Items]
Deferred revenue	$ 2,576,050	$ 10,138,356			$ 9,942,385
Current portion of deferred revenue includes a financing component	0	474,173
Recognized deferred revenue	474,173	0	$ 2,772,632	$ 6,858,820
All electric vehicles not delivered [Member]
Disclosure of Deferred Revenue [Line Items]
Deferred revenue	$ 2,576,050	$ 10,138,356